Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 170	$ 160
Fair value of plan assets	0	0
Accumulated benefit obligation	170	160
Fair value of plan assets	0	0
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	384	245
Fair value of plan assets	297	177
Accumulated benefit obligation	164	67
Fair value of plan assets	114	27
Healthcare Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	85	80
Fair value of plan assets	0	0
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	6	5
Fair value of plan assets	$ 0	$ 0